Subsequent events (Details Narrative) - Subsequent Event [Member]	Sep. 18, 2024	Aug. 16, 2024
Common Class A [Member]
Subsequent Event [Line Items]
Percentage of number of issued and outstanding ordinary shares	15.00%
Maximum [Member]
Subsequent Event [Line Items]
[custom:PercentageOfNumberOfTeleconsultation]		50.00%
Minimum [Member]
Subsequent Event [Line Items]
[custom:PercentageOfNumberOfTeleconsultation]		55.00%